Average Annual Total Returns (Vanguard Mortgage-Backed Securities Index Fund ETF)	Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. MBS Float Adjusted Index Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.28%)	(1.70%)	(0.72%)	(1.26%)	(0.98%)
Since Inception	2.81%	1.98%	1.87%	2.82%	2.88%